Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	$ 601,087	$ 852,666
Liabilities	89,255	244,075
At fair value | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	498	48,095
At fair value | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	3,697	5,531
At fair value | Short-term investments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	52,213
At fair value | Preferred shares
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	10,560
At fair value | Royalty receivable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	1,553
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets		554
At fair value | Level 1 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	498	498
At fair value | Level 1 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	1,387	3,111
At fair value | Level 1 | Short-term investments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 1 | Preferred shares
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 1 | Royalty receivable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets		554
At fair value | Level 2 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	0	0
At fair value | Level 2 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	2,310	2,420
At fair value | Level 2 | Short-term investments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	52,213
At fair value | Level 2 | Preferred shares
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 2 | Royalty receivable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets		0
At fair value | Level 3 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	0	47,597
At fair value | Level 3 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities	0	0
At fair value | Level 3 | Short-term investments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	0
At fair value | Level 3 | Preferred shares
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	10,560
At fair value | Level 3 | Royalty receivable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets	$ 1,553
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets		$ 0